TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Dec. 31, 2017
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 23,938	SFr 19,918
Total assets of SPE	37,020	31,586
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	47,792	35,645
Total assets of SPE	48,862	36,770
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	24,176	20,916
Total assets of SPE	45,550	39,330
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	23,938	19,918
Total assets of SPE	37,020	31,586
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	47,792	35,645
Total assets of SPE	48,862	36,770
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	24,176	20,916
Total assets of SPE	SFr 45,550	SFr 39,330